Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 33,855	£ 20,958
Deposits by customers	192,926	195,135
Repurchase agreements - non trading	11,718	15,848
Debt securities in issue	25,520	35,566
Subordinated liabilities	2,228	2,556
Other equity interest	2,191	2,191
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	82,300	86,600
Deposits by banks	33,900	21,000
Deposits by customers	6,000	8,100
Repurchase agreements - non trading	11,700	15,800
Financial liabilities designated at fair value	800	1,400
Debt securities in issue	25,500	35,600
Subordinated liabilities	2,200	2,500
Other equity instruments	2,200	2,200
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	11,700	15,800
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	11,700	15,800
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	2,500
Deposits by banks	0	0
Deposits by customers	100	200
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	700	2,000
Subordinated liabilities	300	300
Other equity instruments	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,100	3,000
Deposits by banks	1,800	3,000
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	300	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	67,400	65,300
Deposits by banks	32,100	18,000
Deposits by customers	5,900	7,900
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	500	1,400
Debt securities in issue	24,800	33,600
Subordinated liabilities	1,900	2,200
Other equity instruments	2,200	2,200
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	200	0
Deposits by banks	200	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,100	5,700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	5,100	5,700
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	12,300	15,400
Deposits by banks	0	0
Deposits by customers	5,800	7,800
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	6,500	7,600
Subordinated liabilities	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	600	1,100
Deposits by banks	0	0
Deposits by customers	100	100
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	500	900
Debt securities in issue	0	100
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	12,500	17,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	12,500	17,900
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	700	2,800
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	500
Debt securities in issue	700	2,300
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Term Funding Scheme
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	0	6,300
Deposits by banks	0	6,300
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	31,900	11,700
Deposits by banks	31,900	11,700
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,100	4,400
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	1,900	2,200
Other equity instruments	2,200	2,200
Liquidity risk | Non-cumulative callable preference shares
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	0
Liquidity risk | Step-up callable perpetual reserve capital instruments
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	235	235
Liquidity risk | Perpetual Capital Securities
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	£ 1,956	£ 1,956